Other	12 Months Ended
Dec. 31, 2012
Other Income and Expenses [Abstract]
OTHER
OTHER
Other general expense - net. Included in Other general expense - net were the following:

	2012	2011	2010
Provisions for environmental matters - net	$6,736	$9,100	$7,089
Loss (gain) on disposition of assets	3,454	(5,469)	2,720
Net income of exit or disposal activities	(4,942)	(900)	(6,006)
Total	$5,248	$2,731	$3,803

Provisions for environmental matters–net represent initial provisions for site-specific estimated costs of environmental investigation or remediation and increases or decreases to environmental-related accruals as information becomes available upon which more accurate costs can be reasonably estimated and as additional accounting guidelines are issued. Environmental-related accruals are not recorded net of insurance proceeds in accordance with the Offsetting Subtopic of the Balance Sheet Topic of the ASC. See Note 8 for further details on the Company’s environmental-related activities.
The loss (gain) on disposition of assets represents net realized gains and losses associated with the disposal of property, plant and equipment and intangible assets previously used in the conduct of the primary business of the Company.
The net income of exit or disposal activities includes changes to accrued qualified exit costs as information becomes available upon which more accurate amounts can be reasonably estimated, initial impairments of carrying value and additional impairments for subsequent reductions in estimated fair value of property, plant and equipment held for disposal. See Note 5 for further details on the Company’s exit or disposal activities.
Other income - net. Included in Other income - net were the following:

	2012	2011	2010
Dividend and royalty income	$(4,666)	$(4,963)	$(3,857)
Net expense from financing activities	9,220	8,023	9,256
Foreign currency transaction related (gains) losses	(3,071)	4,748	22
Other income	(21,074)	(22,167)	(14,059)
Other expense	9,651	9,550	7,857
Total	$(9,940)	$(4,809)	$(781)

The Net expense from financing activities includes the net expense relating to changes in the Company’s financing fees.
Foreign currency transaction related (gains) losses represent net realized (gains) losses on U.S. dollar-denominated liabilities of foreign subsidiaries and net realized and unrealized (gains) losses from foreign currency option and forward contracts. There were no foreign currency option and forward contracts outstanding at December 31, 2012, 2011 and 2010.
Other income and Other expense included items of revenue, gains, expenses and losses that were unrelated to the primary business purpose of the Company. There were no items within Other income or Other expense that were individually significant.